Accrued expenses (Details) - Schedule of accrued expenses - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses [Abstract]
Accrued research and development costs including milestone payments	SFr 1,105,089	SFr 1,019,563
Professional fees	172,273	108,519
Accrued vacation & overtime	44,466	23,377
Employee benefits incl. share based payments	101,821	47,916
Other	9,457	140,447
Total accrued expenses	SFr 1,433,106	SFr 1,339,822